UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/16 (Unaudited)

CONVERTIBLE BONDS AND NOTES (68.9%)(a)
	Principal amount	Value

Automotive (1.1%)

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019	$8,116,000	$3,378,285

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1 1/4s, 2021	5,050,000	4,058,938

		7,437,223
Biotechnology (5.5%)

Aegerion Pharmaceuticals, Inc. cv. sr. unsec. bonds 2s, 2019	3,521,000	2,169,816

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019	4,685,000	4,898,753

ARIAD Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 3 5/8s, 2019	4,485,000	4,011,272

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1 1/2s, 2020	5,714,000	6,303,256

Emergent BioSolutions, Inc. cv. sr. unsec. unsub. bonds 2 7/8s, 2021	3,135,000	4,075,500

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016	2,183,000	8,044,355

Medicines Co. (The) cv. sr. unsec. notes 2 1/2s, 2022	3,220,000	3,823,750

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2020	2,359,000	2,897,147

United Therapeutics Corp. cv. sr. unsec. notes 1s, 2016	905,000	2,326,416

		38,550,265
Broadcasting (1.3%)

Liberty Media Corp. cv. sr. unsec. bonds 1 3/8s, 2023	9,841,000	9,287,444

		9,287,444
Commercial and consumer services (5.9%)

Carriage Services, Inc. cv. unsec. sub. bonds 2 3/4s, 2021	2,725,000	3,033,266

Ctrip.com International, Ltd. 144A cv. sr. unsec. notes 1.99s, 2025 (China)	3,536,000	3,776,890

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1 1/2s, 2044	5,704,000	7,069,395

Huron Consulting Group, Inc. cv. sr. unsec. unsub. notes 1 1/4s, 2019	5,241,000	4,946,194

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019	7,895,000	8,600,616

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.9s, 2021	7,205,000	6,939,316

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018	5,111,000	6,471,804

		40,837,481
Communications equipment (1.0%)

Ciena Corp. 144A cv. sr. unsec. notes 3 3/4s, 2018	4,944,000	5,626,890

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020	2,166,000	1,195,361

		6,822,251
Computers (7.0%)

Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2019	4,239,000	3,963,465

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020	5,874,000	3,649,223

Brocade Communications Systems, Inc. cv. company guaranty sr. unsec. notes 1 3/8s, 2020	6,630,000	6,149,325

Citrix Systems, Inc. cv. sr. unsec. notes 0 1/2s, 2019	7,295,000	7,687,106

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0 3/4s, 2019	6,880,000	6,923,000

Infinera Corp. 144A cv. sr. unsec. unsub. bonds 1 3/4s, 2018	3,087,000	4,204,108

Spansion, LLC company guaranty cv. sr. unsec. bonds 2s, 2020	1,330,000	2,036,563

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0 3/4s, 2019	6,522,000	6,199,976

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021	8,644,000	7,887,650

		48,700,416
Conglomerates (1.0%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)	6,750,000	7,248,150

		7,248,150
Construction (0.5%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)	4,340,000	3,664,588

		3,664,588
Consumer (1.3%)

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2018	1,631,000	2,756,390

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 1/8s, 2034	5,314,000	6,194,131

		8,950,521
Consumer finance (0.9%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3s, 2020	5,263,000	3,453,844

PRA Group, Inc. cv. sr. unsec. unsub. bonds 3s, 2020	3,944,000	3,078,785

		6,532,629
Electronics (9.2%)

GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3s, 2020 (In default)(NON)	2,944,000	7,360

Intel Corp. cv. jr. unsec. sub. notes 3 1/4s, 2039	8,990,000	13,764,589

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes Ser. G, 1 5/8s, 2025	11,697,000	11,309,829

Micron Technology, Inc. cv. sr. unsec. bonds 3s, 2043	6,270,000	4,400,756

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033	2,748,000	3,356,132

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018	5,956,000	8,948,890

NXP Semiconductors NV cv. sr. unsec. bonds 1s, 2019	8,229,000	8,671,309

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026	8,992,000	9,615,820

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020	4,270,000	3,440,019

		63,514,704
Energy (oil field) (0.7%)

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019	3,239,000	1,702,499

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2 1/2s, 2027	3,928,000	3,370,715

		5,073,214
Entertainment (2.1%)

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2 1/2s, 2019	10,653,000	10,519,838

TiVo, Inc. cv. sr. unsec. bonds 2s, 2021	4,392,000	3,713,985

		14,233,823
Financial (0.8%)

Radian Group, Inc. cv. sr. unsec. notes 2 1/4s, 2019	4,880,000	5,294,800

		5,294,800
Health-care services (2.5%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018	7,172,000	6,907,533

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043	3,819,000	4,112,586

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018	6,173,000	6,292,602

		17,312,721
Homebuilding (0.3%)

Lennar Corp. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2020	1,184,000	2,244,420

		2,244,420
Insurance (0.9%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018	3,665,000	6,587,838

		6,587,838
Investment banking/Brokerage (1.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016	9,532,000	9,532,000

		9,532,000
Manufacturing (0.5%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)	7,566,000	3,825,559

		3,825,559
Media (1.0%)

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043	4,404,000	6,655,545

		6,655,545
Medical technology (2.3%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)	3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)	3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)	5,185,000	6,364,588

Insulet Corp. cv. sr. unsec. notes 2s, 2019	3,660,000	3,584,513

Wright Medical Group, Inc. 144A cv. sr. unsec. notes 2s, 2020	5,606,000	5,308,181

		15,762,402
Oil and gas (1.6%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038	6,599,000	2,033,317

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019	3,967,000	2,005,814

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1 3/4s, 2017	5,345,000	3,136,847

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020	7,847,000	4,252,093

		11,428,071
Pharmaceuticals (4.0%)

Impax Laboratories, Inc. 144A cv. sr. unsec. notes 2s, 2022	6,080,000	5,643,000

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)	15,736,000	16,001,545

Teligent, Inc. cv. sr. unsec. notes 3 3/4s, 2019	4,570,000	4,021,600

TESARO, Inc. cv. sr. unsec. notes 3s, 2021	1,920,000	2,376,000

		28,042,145
Real estate (3.3%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)	7,045,000	6,952,534

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018	8,565,000	9,314,438

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)	6,825,000	6,825,000

		23,091,972
Retail (0.9%)

GNC Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2020	8,229,000	6,223,181

		6,223,181
Semiconductor (1.8%)

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018	1,523,000	2,185,505

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041	4,815,000	10,274,006

		12,459,511
Shipping (1.2%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2 1/4s, 2022	1,790,000	1,380,538

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2 3/8s, 2019	8,811,000	6,778,963

		8,159,501
Software (1.9%)

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0 1/4s, 2019	6,745,000	7,997,041

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018	4,945,000	5,254,063

		13,251,104
Staffing (0.6%)

Monster Worldwide, Inc. cv. sr. unsec. notes 3 1/2s, 2019	3,785,000	4,338,556

		4,338,556
Technology services (4.6%)

FireEye, Inc. 144A cv. sr. unsec. notes Ser. B, 1 5/8s, 2035	5,405,000	4,124,691

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029	6,115,000	7,372,397

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018	8,745,000	10,362,825

Twitter, Inc. cv. sr. unsec. unsub. bonds 1s, 2021	5,155,000	4,178,772

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018	6,405,000	6,176,822

		32,215,507
Telecommunications (—%)

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)	5,121,000	512

		512
Tobacco (1.0%)

Vector Group, Ltd. cv. sr. unsec. sub. FRN 2 1/2s, 2019	4,815,000	7,233,262

		7,233,262
Transportation services (0.8%)

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020	6,286,000	5,421,675

		5,421,675

Total convertible bonds and notes (cost $515,755,049)		$479,932,991

CONVERTIBLE PREFERRED STOCKS (24.7%)(a)
	Shares	Value

Automotive (0.9%)

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)	102,478	$6,609,831

		6,609,831
Banking (2.6%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.	6,060	6,635,700

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9,680	11,325,600

		17,961,300
Consumer (0.6%)

Stanley Black & Decker, Inc. $6.25 cv. pfd.	40,490	4,272,100

		4,272,100
Electric utilities (2.2%)

Dominion Resources, Inc./VA $3.188 cv. pfd.	111,643	5,555,356

Exelon Corp. $3.25 cv. pfd.	219,668	9,458,904

		15,014,260
Financial (1.0%)

AMG Capital Trust II $2.575 cv. pfd.	136,495	6,824,750

		6,824,750
Food (1.5%)

Tyson Foods, Inc. $2.375 cv. pfd.	169,458	10,187,815

		10,187,815
Health-care services (1.2%)

Anthem, Inc. $2.63 cv. pfd.	192,539	8,489,045

		8,489,045
Insurance (0.7%)

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)	105,197	5,035,780

		5,035,780
Medical technology (0.7%)

Alere, Inc. Ser. B, 3.00% cv. pfd.	18,445	5,172,670

		5,172,670
Oil and gas (0.3%)

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.	3,717	64,118

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.	92,223	1,881,349

		1,945,467
Pharmaceuticals (5.1%)

Allergan PLC Ser. A, 5.50% cv. pfd.	23,530	22,313,264

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)(NON)	13,083	12,769,008

		35,082,272
Power producers (0.3%)

Dynegy, Inc. Ser. A, $5.375 cv. pfd.	49,979	2,169,089

		2,169,089
Real estate (1.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	265,512	7,172,966

iStar, Inc. $2.25 cv. pfd.	106,950	4,575,963

		11,748,929
Regional Bells (1.0%)

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.	79,860	7,132,496

		7,132,496
Telecommunications (4.3%)

American Tower Corp. $5.50 cv. pfd.(R)	116,265	11,513,715

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)	69,952	7,414,212

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.	6,048	1,635,984

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.	136,261	9,410,185

		29,974,096
Waste Management (0.6%)

Stericycle, Inc. $5.25 cv. pfd.	49,537	4,505,886

		4,505,886

Total convertible preferred stocks (cost $182,116,457)		$172,125,786

COMMON STOCKS (1.4%)(a)
	Shares	Value

Alphabet, Inc. Class C(NON)	2,885	$2,143,411

Amazon.com, Inc.(NON)	3,215	1,887,205

Brazil Ethanol, Inc. 144A (Units)(F)	312,500	31

DISH Network Corp. Class A(NON)	27,215	1,313,668

Gulfport Energy Corp.(NON)	69,600	2,056,680

PulteGroup, Inc.	130,520	2,187,515

Total common stocks (cost $12,545,024)		$9,588,510

CORPORATE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	$4,095,000	$1,023,750

Total corporate bonds and notes (cost $3,533,476)		$1,023,750

SHORT-TERM INVESTMENTS (3.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.39%(AFF)	21,827,204	$21,827,204

Total short-term investments (cost $21,827,204)		$21,827,204

TOTAL INVESTMENTS

Total investments (cost $735,777,210)(b)		$684,498,241

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $696,557,831.
(b)	The aggregate identified cost on a tax basis is $737,789,121, resulting in gross unrealized appreciation and depreciation of $40,375,710 and $93,666,590, respectively, or net unrealized depreciation of $53,290,880.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$43,173,386	$77,373,948	$98,720,130	$22,543	$21,827,204
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,313,668	$—	$—
Consumer cyclicals	4,074,720	—	—
Energy	2,056,680	—	31
Technology	2,143,411	—	—
Total common stocks	9,588,479	—	31
Convertible bonds and notes	—	479,427,359	505,632
Convertible preferred stocks	14,946,357	157,179,429	—
Corporate bonds and notes	—	1,023,750	—
Short-term investments	21,827,204	—	—

Totals by level	$46,362,040	$637,630,538	$505,663

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers between Level 1 and Level 2 during the reporting period, totaling $9,410,185, are the result of changing to a pricing service as the source for the securities prices.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016